Segment Disclosures (Notes)	9 Months Ended
Sep. 30, 2012
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Disclosures
SEGMENT DISCLOSURES

Our revenues are derived from two operating segments: Crude Oil Gathering and Terminalling, Transportation and Storage. Our assets consist of a crude oil gathering system in the Bakken Shale/Williston Basin area of North Dakota and Montana, eight refined products terminals in the midwestern and western United States, a crude oil and refined products storage facility and five related short-haul pipelines in Utah and two marine terminals, including storage tanks and related short-haul pipelines in California. We also own a rail unloading facility in Washington. Our revenues are generated from existing third-party contracts and from commercial agreements we have entered into with Tesoro under which Tesoro pays us fees for gathering crude oil and distributing, transporting and storing crude oil and refined products. The commercial agreements with Tesoro are described in Note C. We do not have any foreign operations.

Effective April 1, 2012, we acquired the Martinez Crude Oil Marine Terminal, which provides services primarily to Tesoro's Martinez refinery. Effective September 14, 2012, we acquired the Long Beach Assets, which provide services primarily to the Wilmington Refinery. Effective November 15, 2012, we acquired the Anacortes Rail Facility, which provides services primarily to Tesoro's Washington refinery. See Note B for additional information regarding the Martinez Marine Terminal Acquisition, the Long Beach Assets Acquisition and the Anacortes Rail Facility Acquisition.

Our operating segments are strategic business units that offer different services and are managed separately, because each segment requires different industry knowledge, technology and marketing strategies. We evaluate the performance of each segment based on its respective operating income. Certain general and administrative expenses and interest and financing costs are excluded from segment operating income as they are not directly attributable to a specific operating segment. Identifiable assets are those used by the segment, whereas other assets are principally cash and other assets that are not associated with a specific operating segment.

Segment information is as follows (in thousands):

	Nine Months Ended September 30,
	2012	2011
REVENUES
Crude Oil Gathering:
Affiliate (a)	$50,662	$29,810
Third-party	360	237
Total Crude Oil Gathering	51,022	30,047
Terminalling, Transportation and Storage:
Affiliate (a)	47,390	20,773
Third-party	10,689	7,060
Total Terminalling, Transportation and Storage	58,079	27,833
Total Segment Revenues	$109,101	$57,880

OPERATING AND MAINTENANCE EXPENSES
Crude Oil Gathering	$31,571	$19,295
Terminalling, Transportation and Storage	21,112	19,341
Total Segment Operating and Maintenance Expenses	$52,683	$38,636

IMBALANCE SETTLEMENT GAINS
Crude Oil Gathering	$(3,860)	$(3,421)
Terminalling, Transportation and Storage	(3,831)	(2,072)
Total Segment Imbalance Settlement Gains	$(7,691)	$(5,493)

DEPRECIATION AND AMORTIZATION EXPENSES
Crude Oil Gathering	$2,482	$2,355
Terminalling, Transportation and Storage	6,641	6,094
Total Segment Depreciation and Amortization Expenses	$9,123	$8,449

GENERAL AND ADMINISTRATIVE EXPENSES
Crude Oil Gathering	$2,364	$821
Terminalling, Transportation and Storage	2,484	1,558
Total Segment General and Administrative Expenses	$4,848	$2,379

(GAIN) LOSS ON ASSET DISPOSALS
Crude Oil Gathering	$—	$(10)
Terminalling, Transportation and Storage	257	36
Total Segment Loss on Asset Disposals	$257	$26

OPERATING INCOME
Crude Oil Gathering	$18,465	$11,007
Terminalling, Transportation and Storage	31,416	2,876
Total Segment Operating Income	49,881	13,883
Unallocated general and administrative expenses	(6,710)	(3,619)
Interest and financing costs, net	(3,360)	(1,062)
NET INCOME	$39,811	$9,202
____________

(a)
Historically, no affiliate revenue was recognized by our Predecessors in the Terminalling, Transportation and Storage segment, and no affiliate revenue was recognized by the Predecessors for trucking services in the Crude Oil Gathering segment. Our FERC and NDPSC regulated pipelines were our source of affiliate revenues in the Crude Oil Gathering segment.

Capital expenditures by operating segment were as follows (in thousands):

	Nine Months Ended September 30,
	2012	2011
Capital Expenditures
Crude Oil Gathering	$13,168	$406
Terminalling, Transportation and Storage	62,130	8,544
Total Capital Expenditures	$75,298	$8,950

Total identifiable assets by operating segment were as follows (in thousands):

Identifiable Assets	September 30, 2012	December 31, 2011
Crude Oil Gathering	$79,237	$72,795
Terminalling, Transportation and Storage	194,345	140,323
Other	66,212	20,691
Total Identifiable Assets	$339,794	$233,809